CURRENT AND DEFERRED TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income tax, applicable tax rate	27.00%	27.00%	27.00%
Considered recoverable			$ (6,173)